Class S and P Shares | Pacific Funds Small-Cap Growth
Pacific FundsSM Small-Cap Growth
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class S and P Shares - Pacific Funds Small-Cap Growth		Class S	Class P
Management Fee	[1]	0.85%	0.85%
Other Expenses	[1]	0.60%	0.50%
Total Annual Fund Operating Expenses	[1]	1.45%	1.35%
Less Expense Reimbursement	[1],[2]	(0.55%)	(0.30%)
Total Annual Fund Operating Expenses	[1],[3]	0.90%	1.05%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.05% for Class S shares and 0.20% for Class P shares through 1/10/2019. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Class S and P Shares - Pacific Funds Small-Cap Growth - USD ($)	1 year	3 years	5 years	10 years
Class S	92	405	740	1,688
Class P	107	398	711	1,598

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption - Class S and P Shares - Pacific Funds Small-Cap Growth - USD ($)	1 year	3 years	5 years	10 years
Class S	92	405	740	1,688
Class P	107	398	711	1,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2017, the portfolio turnover rate was 49% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Growth Index at the time of purchase, and invests primarily in equity securities of small capitalization growth companies as defined by the Russell 2000 Growth Index. As of March 31, 2017, the market capitalization range of the Russell 2000 Growth Index was approximately $75.8 million to $13.2 billion. As of March 31, 2017, the weighted average market capitalization of the Fund was approximately $2.6 billion. The market capitalization of the companies held in the Fund’s portfolio and the Russell 2000 Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions. The Fund may sell securities that no longer meet the investment criteria of the sub-adviser.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Underlying Fund Risk: Because the Fund serves as an underlying fund of one or more “fund of funds” of the Trust and thus has a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund's returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Growth Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund's objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Class S of the Fund was first offered on January 11, 2016. Class P of the Fund was first offered on June 8, 2016. Returns will be included in the Average Annual Total Returns table for the Class P shares once Class P has a full calendar year of performance.

The bar chart shows the performance of the Fund’s Class S shares. The performance figures shown below for Class S shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. The performance figures for periods prior to January 11, 2016 have not been adjusted to reflect fees and expenses of Class S shares of the Fund. If these returns had been adjusted, then performance for Class S could vary from the returns shown based on differences in its fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)
[1]	Class S return for the period 1/1/17 through 6/30/17: 8.09%

Best and worst quarterly performance reflected within the bar chart: Q3 2016 9.04%; Q3 2015: (12.51%)
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Class S and P Shares - Pacific Funds Small-Cap Growth	1 year	Since Inception	Inception Date
Class S	8.52%	4.64%
Class S | (after taxes on distributions)	7.73%	4.26%
Class S | (after taxes on distributions and sale of Fund shares)	4.90%	3.40%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	11.32%	4.78%	Dec. 31, 2014

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class S shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.